Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2020
Derivative [Line Items]
Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]	As at June 30, 2020, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
				2020
				$
GBP	4,000	0.81	53	4,908
(1)
Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
As at June 30, 2020, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(24,681)	1.3
850,000	102,000	NIBOR	4.60%	7.89%	(21,498)	3.2
					(46,179)

Schedule of Interest Rate Derivatives [Table Text Block]
As at June 30, 2020, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debts were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Swap Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	847,832	(77,586)	4.2	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	70,220	(6,967)	3.2	3.9
			(84,553)

(1)	Excludes the margins the Company pays on its variable-rate debt which, as of June 30, 2020, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2021 and 2024, at which time the swaps will be settled based on their fair value.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at June 30, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(63)	(3,085)	(11,453)
Derivatives not designated as a cash flow hedge:
Foreign currency forward contracts	53	—	—	—	—
Interest rate swap agreements	—	—	(3,809)	(27,130)	(39,013)
Cross currency swap agreements	—	—	(872)	(5,995)	(39,312)
Forward freight agreements	—	—	—	(165)	—
	53	—	(4,744)	(36,375)	(89,778)

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency forward contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)

(1)	Represents accrued interest related to derivative instruments presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).
(2)
Represents the current portion of derivative liabilities presented in accrued liabilities and other on the consolidated balance sheets (see Note 8).

Schedule of Cash Flow Hedges
For the periods indicated, the following tables present the gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended June 30, 2020		Three Months Ended June 30, 2019
Amount of Loss Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
(1,055)	(482)	(4,570)	157

Six Months Ended June 30, 2020		Six Months Ended June 30, 2019
Amount of Loss Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Recognized in OCI	Amount of Gain Reclassified from Accumulated OCI to Interest Expense
(10,226)	(634)	(7,402)	408

Derivative Not Designated as Hedging Instruments [Table Text Block]
Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the unaudited consolidated statements of income (loss) as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Realized losses relating to:
Interest rate swap agreements	(3,879)	(1,785)	(6,556)	(3,473)
Foreign currency forward contracts	—	—	(241)	—
Stock purchase warrants	—	(25,559)	—	(25,559)
Forward freight agreements	(201)	(29)	(250)	(42)
	(4,080)	(27,373)	(7,047)	(29,074)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(5,251)	(8,195)	(24,063)	(14,216)
Foreign currency forward contracts	53	(101)	255	(101)
Stock purchase warrants	—	24,584	—	26,900
Forward freight agreements	8	121	(78)	104
	(5,190)	16,409	(23,886)	12,687
Total realized and unrealized losses on derivative instruments	(9,270)	(10,964)	(30,933)	(16,387)

Schedule of Derivative Gains and Losses in Consolidated Statements of Financial Performance [Table Text Block]
Realized and unrealized (losses) gains from cross currency swaps are recognized in earnings and reported in foreign exchange loss in the unaudited consolidated statements of income (loss) as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	(33,844)	—	(33,844)	—
Realized losses	(1,430)	(1,087)	(3,247)	(2,521)
Unrealized gains (losses)	45,882	(140)	(3,658)	(2,060)
Total realized and unrealized gains (losses) on cross currency swaps	10,608	(1,227)	(40,749)	(4,581)